Shareholder Report, Line Graph (Details) LMA2300_ClearBridge Small Cap Fund_Class IS_TSR Annual {Class IS} - USD ($)										12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Sep. 08, 2017	Oct. 31, 2025
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name										Class IS
Accumulated Value	$ 1,594,224	$ 1,269,964	$ 1,336,949	$ 1,607,716	$ 1,041,987	$ 1,166,973	$ 1,123,520	$ 1,075,184	$ 1,000,000	$ 1,656,937
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Accumulated Value	2,503,451	1,816,001	1,675,585	2,007,115	1,394,806	1,266,301	1,115,785	1,046,742	1,000,000	$ 3,024,483
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000 Index
Accumulated Value	$ 1,721,692	$ 1,284,128	$ 1,404,415	$ 1,724,074	$ 1,143,277	$ 1,144,848	$ 1,091,321	$ 1,071,465	$ 1,000,000	$ 1,969,858